SEGMENTAL ANALYSIS- Schedule of Reconciliation of Underlying Basis to Statutory Results (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021		Dec. 31, 2020		Dec. 31, 2019
SEGMENTAL ANALYSIS (Details) - Schedule of Reconciliation of Underlying Basis to Statutory Results [Line Items]
Net interest income	£ 13,957	£ 9,366		£ 10,749
Underlying other income, net of insurance claims and changes in insurance and investment contract liabilities	4,252	6,958		4,377
Total income, net of insurance claims and changes in insurance and investment contract liabilities	18,209	16,324		15,126
Underlying income, net of operating lease depreciation	18,209	16,324		15,126
Operating expenses	(9,759)	(10,800)		(9,745)
Impairment charge	(1,522)	1,378		(4,155)
Profit before tax	6,928	6,902	[1]	1,226	[1]
Change in financial assets at fair value through profit or loss	(26,179)	15,565		8,147
Gain loss on sale of leased assets net operating leases	197	249		127		£ 41
Volatility and other items
SEGMENTAL ANALYSIS (Details) - Schedule of Reconciliation of Underlying Basis to Statutory Results [Line Items]
Net interest income	226	255		174
Underlying other income, net of insurance claims and changes in insurance and investment contract liabilities	120	(139)		165
Operating lease depreciation	(373)	(460)		(884)
Underlying income, net of operating lease depreciation	(27)	(344)		(545)
Operating expenses	535	971		905
Impairment charge	12	7		71
Profit before tax	520	634		431
Change in financial assets at fair value through profit or loss	(252)	87		(59)
Amortisation of other intangible assets (note 25)	70	70		69
Restructuring costs	80	452		521
Expense due to unwinding of discount on provisions	118	199		233
Insurance gross up
SEGMENTAL ANALYSIS (Details) - Schedule of Reconciliation of Underlying Basis to Statutory Results [Line Items]
Net interest income	(1,011)	1,542		(150)
Underlying other income, net of insurance claims and changes in insurance and investment contract liabilities	877	(1,759)		(27)
Operating lease depreciation	0	0		0
Underlying income, net of operating lease depreciation	(134)	(217)		(177)
Operating expenses	134	217		174
Impairment charge	0	0		3
Profit before tax	0	0		0
PPI remediation £m
SEGMENTAL ANALYSIS (Details) - Schedule of Reconciliation of Underlying Basis to Statutory Results [Line Items]
Net interest income	0	0		0
Underlying other income, net of insurance claims and changes in insurance and investment contract liabilities	0	0		0
Operating lease depreciation	0	0		0
Underlying income, net of operating lease depreciation	0	0		0
Operating expenses	0	0		85
Impairment charge	0	0		0
Profit before tax	0	0		85
Underlying Basis
SEGMENTAL ANALYSIS (Details) - Schedule of Reconciliation of Underlying Basis to Statutory Results [Line Items]
Net interest income	13,172	11,163		10,773
Underlying other income, net of insurance claims and changes in insurance and investment contract liabilities	5,249	5,060		4,515
Operating lease depreciation	(373)	(460)		(884)
Underlying income, net of operating lease depreciation	18,048	15,763		14,404
Operating expenses	(9,090)	(9,612)		(8,581)
Impairment charge	(1,510)	1,385		(4,081)
Profit before tax	7,448	7,536		1,742
Write-Off of the ECN
SEGMENTAL ANALYSIS (Details) - Schedule of Reconciliation of Underlying Basis to Statutory Results [Line Items]
Change in financial assets at fair value through profit or loss				(59)
Amortisation of other intangible assets (note 25)				69
Restructuring costs				70
Expense due to unwinding of discount on provisions				233
Underlying Basis
SEGMENTAL ANALYSIS (Details) - Schedule of Reconciliation of Underlying Basis to Statutory Results [Line Items]
Net interest income	13,172	11,163		10,773
Underlying other income, net of insurance claims and changes in insurance and investment contract liabilities	5,249	5,060		4,515
Total income, net of insurance claims and changes in insurance and investment contract liabilities	18,421	16,223		15,288
Operating lease depreciation	(373)	(460)		(884)
Underlying income, net of operating lease depreciation	18,048	15,763		14,404
Operating expenses	(8,835)	(8,312)		(8,202)
Impairment charge	(1,510)	1,385		(4,081)
Profit before tax	£ 7,448	£ 7,536		£ 1,742

[1]	1 Restated, see page F-16.